24. Restatement of Financial Statements	12 Months Ended
Dec. 31, 2014
Restatement of Financial Statements

Subsequent to the issuance of the Company’s consolidated financial statements as of and for the year ended December 31, 2014 on April 29, 2015, management identified errors in the Company’s previously issued consolidated financial statements. The Company has incorrectly accounted for the interest in an affiliate for the year ended December 31, 2014 dated April 29, 2015.

The Company recognized US$740,000 of equity in income of an affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Limited, for the year ended December 31, 2014 (See note 10). Management considered this amount was overstated by US$287,000 due to the fact that Zhejiang Tianlan Environmental protection Technology Company Limited had restated its consolidated financial statement of the year ended December 31, 2014 on April 28, 2016. As a result, the interest in an affiliate should decrease US$ 287,000 as of December 31, 2014, the equity in income of affiliates would also decrease by US$ 287,000 and the net loss should be increased by US$287,000 for the year ended December 31, 2014.

The impact of the restatement on the December 31, 2014 financial statements is reflected in the following tables:

CONSOLIDATED BALANCE SHEETS

	December 31, 2014
	As Previously Reported	As Restated
Total Assets	23,686	23,399
Total stockholders’ equity	17,817	17,530
Total liabilities and stockholders’ equity	23,686	23,399

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	For the year Ended December 31, 2014
	As Previously Reported		As Restated
Equity in income of affiliates		892		605
Net Loss		(5)		(292)
Comprehensive loss		(20)		(307)
Basic and diluted loss per common share	$	US0.08	$	(US0.06)

CONSOLIDATED STATEMENTS OF CASH FLOW

	For the year Ended December 31, 2014
	As Previously Reported	As Restated
Net Profit / (Loss)	164	(123)
Equity in profit of affiliates	(892)	(605)

ZHEJIANG TIANLAN
Restatement of Financial Statements

Subsequent to the issuance of the Company’s consolidated financial statements for the year ended December 31, 2014 on April 29, 2015, management identified errors in the Company’s previously issued consolidated financial statements. The Company has incorrectly accounted for: (i) the recognition of CIP at the year ended December 31, 2014; (ii) overstated account and other receivables, other tax payable and income tax payable as of December 31, 2014.

The Company has an error on the accounting treatment regarding one of their construction projects from selling purpose to self-operation purpose in 2014. Therefore the income recognized for this project should be reversed and all the cost related to this project should recognize as a CIP at the year ended December 31, 2014.

The Company recognized RMB 77,841,000 in revenues of this project at the year ended December 31, 2014 in previous issue consolidated financial statement. Management considered this amount was overstated base on the changing of the project. As a result, the account receivable and other receivable related to this project have been overstated for RMB 10,000 and 13,596,000 respectively.

The Company recognized RMB 65,400,000 as cost of this project at the year ended December 31, 2014. Management considered this amount should be recognized as a CIP. As a result, the CIP would increase by RMB 65,400,000 as of December 31, 2014.

Moreover, the Company identified that the income tax was also overstated by RMB1,791,000 for the year ended December 31, 2014 base on the above amendment.

The impact of the restatement on the December 31, 2014 financial statements is reflected in the following tables:

CONSOLIDATED BALANCE SHEETS

	December, 2014
	As Previously Reported	As Restated
Total current assets	392,278	379,718
Accounts receivable, net (note 6)	156,618	156,608
Prepayments and other current assets (note 7)	190,409	177,859
Property, plant and equipment (Note 9)	96,524	161,924
Total Assets	500,938	553,778
Other payables and accrued expenses	49,203	113,438
Other taxes payable	10,681	8,902
Income tax payable	805	60
Total liabilities	335,627	397,338
Total stockholders’ equity	165,311	156,440
Total liabilities and stockholders’ equity	500,938	553,778

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	For the year Ended December 31, 2014
	As Previously Reported	As Restated

Revenue	474,265	396,424
Cost of revenue	(380,955)	(313,776)
Income taxes	(2,559)	(768)
Net income	22,879	14,008

CONSOLIDATED STATEMENTS OF CASH FLOW

	For the year Ended December 31, 2014
	As Previously Reported	As Restated
Net income	22,879	14,008
Accounts receivable, net	(9,491)	(9,481)
Prepayments and other current assets	(33,249)	(20,699)
Other payables and accrued expenses	(27,160)	37,075
Other tax payable	2,813	1,034
Income tax payable	296	(449)
Net cash provided by/(used in) operating activities	34,928	100,328
Purchase of property, plant and equipment	(52,566)	(117,966)
Net cash used in investing activities	(51,223)	(116,623)